UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments

July 31, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Common Stock (99.6%)
Aerospace & Defense (2.7%)
General Dynamics	5,800	$395
Huntington Ingalls Industries*	816	27
ITT	4,600	246
L-3 Communications Holdings, Cl 3	2,900	230
Northrop Grumman	6,000	363
Raytheon	7,000	313

		1,574

Agricultural Operations (0.5%)
Archer-Daniels-Midland	9,600	292

Agricultural Products (0.1%)
Fresh Del Monte Produce	2,000	49

Aircraft (0.9%)
Lockheed Martin	4,600	348
United Continental Holdings*	6,000	109
US Airways Group*	12,800	80

		537

Apparel Retail (0.8%)
Gap	11,100	214
Ross Stores	3,400	258

		472

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	5,500	298
Bank of New York Mellon	12,500	314
Legg Mason	5,200	153
State Street	5,800	240

		1,005

Automotive (1.3%)
Autoliv	2,800	185
Ford Motor*	34,800	425
TRW Automotive Holdings*	3,400	172

		782

Banks (5.9%)
Bank of America	47,300	459
Huntington Bancshares	29,800	180
JPMorgan Chase	26,000	1,052
PNC Financial Services Group	7,600	413
Regions Financial	9,900	60
SunTrust Banks	2,800	69
US Bancorp	9,400	245
Wells Fargo	36,300	1,014

		3,492

Biotechnology (1.8%)
Amgen	10,800	591
Gilead Sciences*	11,500	487

		1,078

Cable & Satellite (0.2%)
Time Warner Cable, Cl A	1,900	139

Chemicals (1.6%)
Cytec Industries	2,400	134
Dow Chemical	15,500	541
Eastman Chemical	2,900	280

		955

Commercial Printing (0.3%)
RR Donnelley & Sons	9,200	173

Commercial Services (0.3%)
Convergys*	14,100	175

Computer & Electronics Retail (0.9%)
Best Buy	8,800	243
GameStop, Cl A*	7,700	181
RadioShack	6,600	92

		516

Computers & Services (10.5%)
Apple*	3,600	1,406
Applied Materials	24,200	298
CA	9,200	205
Computer Sciences	5,800	205
Dell*	26,100	424
Google, Cl A*	600	362
Hewlett-Packard	18,800	661
Microsoft	48,400	1,326
NCR*	6,600	132
Oracle	8,800	269
SanDisk*	5,700	243
Seagate Technology	10,100	140
Symantec*	16,700	318
Western Digital*	6,700	231

		6,220

Construction & Engineering (0.2%)
KBR	3,700	132

Consumer Discretionary (1.1%)
Kimberly-Clark	1,900	124
Procter & Gamble	8,800	541

		665

Diversified Metals & Mining (0.9%)
Freeport-McMoRan Copper & Gold	9,600	508

Drug Retail (1.7%)
CVS Caremark	14,900	542
Walgreen	12,500	488

		1,030

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Electrical Services (4.7%)
Ameren	7,100	$205
American Electric Power	9,700	357
DTE Energy	4,100	204
Edison International	7,500	285
Entergy	5,400	361
Exelon	4,400	194
General Electric	53,100	951
Public Service Enterprise Group	6,400	210

		2,767

Financial Services (2.9%)
Capital One Financial	5,900	282
Citigroup	13,110	503
Discover Financial Services	13,300	341
Goldman Sachs Group	2,700	364
Morgan Stanley	8,900	198

		1,688

Food, Beverage & Tobacco (2.9%)
Altria Group	3,700	97
Coca-Cola	6,200	422
Coca-Cola Enterprises	8,700	245
ConAgra Foods	8,900	228
PepsiCo	3,200	205
Philip Morris International	4,200	299
Supervalu	3,200	27
Tyson Foods, Cl A	10,900	191

		1,714

General Merchandise Stores (1.1%)
Big Lots*	4,800	167
Target	9,800	505

		672

Health Care Distributors (0.4%)
McKesson	2,800	227

Health Care Equipment (1.4%)
Baxter International	2,700	157
Medtronic	10,100	364
Zimmer Holdings*	4,800	288

		809

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	2,100	145

Industrial Conglomerate (0.5%)
Tyco International	6,500	288

Insurance (7.5%)
ACE	3,700	248
Aetna	9,800	406
Allstate	9,900	274
Assurant	4,400	157
Berkshire Hathaway, Cl B*	4,300	319
Chubb	5,300	331
CIGNA	4,000	199
Hartford Financial Services Group	6,600	155
Lincoln National	2,800	74
MetLife	10,300	424
Prudential Financial	6,400	376
Travelers	6,200	342
UnitedHealth Group	11,500	571
Unum Group	8,000	195
WellPoint	5,800	392

		4,463

IT Consulting & Other Services (1.7%)
International Business Machines	4,500	819
SAIC*	10,800	173

		992

Machinery (1.3%)
AGCO*	3,800	180
Eaton	6,500	312
Oshkosh*	5,500	136
Timken	3,500	153

		781

Metal & Glass Containers (0.5%)
Ball	6,400	248
Owens-Illinois*	2,700	63

		311

Multimedia (1.1%)
DISH Network, Cl A*	5,600	166
News, Cl A	9,400	151
Viacom, Cl B	4,300	208
Walt Disney	3,700	143

		668

Office Electronics (0.5%)
Xerox	30,300	283

Office Equipment (0.8%)
3M	1,800	157
Avery Dennison	6,000	189
Pitney Bowes	5,000	108

		454

Oil & Gas Equipment & Services (0.4%)
Schlumberger	2,700	244

Paper & Paper Products (0.5%)
International Paper	10,900	324

Paper Packaging (0.2%)
Rock-Tenn, Cl A	2,000	123

Petroleum & Fuel Products (11.5%)
Apache	4,300	532
Chesapeake Energy	7,600	261

Schedule of Investments

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Petroleum & Fuel Products (continued)
Chevron	13,300	$1,384
ConocoPhillips	11,500	828
Exxon Mobil	26,500	2,114
Marathon Oil	9,500	294
Marathon Petroleum*	4,750	208
Murphy Oil	4,300	276
Noble	3,000	111
Occidental Petroleum	3,200	314
Tesoro*	7,100	173
Valero Energy	12,300	309

		6,804

Petroleum Refining (1.2%)
Devon Energy	4,100	323
Hess	5,200	356

		679

Pharmaceuticals (7.3%)
Abbott Laboratories	12,900	662
Bristol-Myers Squibb	8,200	235
Eli Lilly	13,800	529
Forest Laboratories*	3,700	137
Johnson & Johnson	8,400	544
Merck	25,100	857
Mylan Laboratories*	6,600	150
Pfizer	56,900	1,095
Watson Pharmaceuticals*	1,300	87

		4,296

Printing & Publishing (0.4%)
Lexmark International, Cl A*	1,800	60
McGraw-Hill	3,600	150

		210

Railroads (1.1%)
CSX	16,600	408
Union Pacific	2,200	225

		633

Reinsurance (0.7%)
Everest Re Group	1,800	148
PartnerRe	1,900	127
Validus Holdings	5,200	138

		413

Retail (5.0%)
Brinker International	5,600	134
Darden Restaurants	4,400	224
Kohl’s	6,000	328
Kroger	13,100	326
Lowe’s	19,000	410
Macy’s	9,500	274
McDonald’s	2,100	182
Safeway	12,300	248
Wal-Mart Stores	15,900	838

		2,964

Semi-Conductors/Instruments (4.0%)
Intel	41,800	933
Jabil Circuit	9,900	181
KLA-Tencor	5,600	223
Lam Research*	3,300	135
Marvell Technology Group*	12,200	181
Micron Technology*	14,600	108
TE Connectivity	5,000	172
Texas Instruments	11,600	345
Vishay Intertechnology*	6,900	95

		2,373

Specialized REIT’s (0.3%)
Hospitality Properties Trust	6,400	161

Steel & Steel Works (0.7%)
Alcoa	7,800	115
Cliffs Natural Resources	3,200	287

		402

Technology Distributors (0.8%)
Avnet*	5,400	158
Ingram Micro, Cl A*	5,900	110
Tech Data*	3,900	182

		450

Telephones & Telecommunications (4.5%)
AT&T	30,100	881
Cisco Systems	48,900	781
Corning	21,900	348
Harris	5,700	227
QUALCOMM	3,500	192
Verizon Communications	6,500	229

		2,658

Total Common Stock (Cost $59,965)		58,790

Total Investments — 99.6% (Cost $59,965) †		$58,790

Percentages are based on Net Assets of $59,055 (000).

*	Non-income producing security.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $60,062 (000), and the unrealized appreciation and depreciation were $5,344 (000) and ($6,614 (000)) respectively.

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments

July 31, 2011	(Unaudited)
For the period ended July 31, 2011, all of the funds investments are Level 1 securities; there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2011, there were no Level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
LSV-QH-003-1000

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ Phillip T. Masterson Philip T. Masterson
President
Date: 09/28/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Phillip T. Masterson Philip T. Masterson
President

Date: 09/28/2011

By (Signature and Title)	/S/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: 09/28/2011